Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Global Realty Shares, Inc.
Entity Central Index Key	0001033969
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.19%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 0.53% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA Index - net,[1] which returned 0.94%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage, and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand. Stock selection in Hong Kong also weighed on performance, in part due to the timing of an allocation to Link REIT, an owner of non-discretionary retail properties.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Japan
Australia	United Kingdom
Sweden	Hong Kong

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	-3.99%	-0.52%	3.27%
Without sales charge	0.53%	0.40%	3.75%
FTSE EPRA Index - net[1]	0.94%	-1.00%	2.23%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,753,977,376
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 13,465,184
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,753,977,376
Number of portfolio holdings (excluding derivatives)	78
Portfolio turnover rate	67%
Net advisory fees paid	$13,465,184

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Sector diversification[4,6]	(%)
Diversified	18.0%
Residential	15.3%
Health Care	12.2%
Retail	11.1%
Data Centers	10.9%
Industrials	10.9%
Self Storage	6.8%
Specialty	4.6%
Hotel	3.3%
Other (includes short-term investments)	6.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	8.3%
Australia	6.3%
United Kingdom	3.4%
Singapore	2.8%
Germany	2.5%
France	2.4%
Hong Kong	2.2%
Canada	1.7%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.84%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a -0.12% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA Index - net,[1] which returned 0.94%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage, and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand. Stock selection in Hong Kong also weighed on performance, in part due to the timing of an allocation to Link REIT, an owner of non-discretionary retail properties.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Japan
Australia	United Kingdom
Sweden	Hong Kong

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	-1.12%[3]	-0.26%	3.08%
Without sales charge	-0.12%	-0.26%	3.08%
FTSE EPRA Index - net[1]	0.94%	-1.00%	2.23%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,753,977,376
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 13,465,184
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,753,977,376
Number of portfolio holdings (excluding derivatives)	78
Portfolio turnover rate	67%
Net advisory fees paid	$13,465,184

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Sector diversification[4,6]	(%)
Diversified	18.0%
Residential	15.3%
Health Care	12.2%
Retail	11.1%
Data Centers	10.9%
Industrials	10.9%
Self Storage	6.8%
Specialty	4.6%
Hotel	3.3%
Other (includes short-term investments)	6.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	8.3%
Australia	6.3%
United Kingdom	3.4%
Singapore	2.8%
Germany	2.5%
France	2.4%
Hong Kong	2.2%
Canada	1.7%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 0.83% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA Index - net,[1] which returned 0.94%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage, and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand. Stock selection in Hong Kong also weighed on performance, in part due to the timing of an allocation to Link REIT, an owner of non-discretionary retail properties.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Japan
Australia	United Kingdom
Sweden	Hong Kong

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I3	0.83%	0.69%	4.08%
FTSE EPRA Index - net[1]	0.94%	-1.00%	2.23%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,753,977,376
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 13,465,184
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,753,977,376
Number of portfolio holdings (excluding derivatives)	78
Portfolio turnover rate	67%
Net advisory fees paid	$13,465,184

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Sector diversification[4,6]	(%)
Diversified	18.0%
Residential	15.3%
Health Care	12.2%
Retail	11.1%
Data Centers	10.9%
Industrials	10.9%
Self Storage	6.8%
Specialty	4.6%
Hotel	3.3%
Other (includes short-term investments)	6.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	8.3%
Australia	6.3%
United Kingdom	3.4%
Singapore	2.8%
Germany	2.5%
France	2.4%
Hong Kong	2.2%
Canada	1.7%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class R
Trading Symbol	GRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.34%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 0.38% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA Index - net,[1] which returned 0.94%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage, and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand. Stock selection in Hong Kong also weighed on performance, in part due to the timing of an allocation to Link REIT, an owner of non-discretionary retail properties.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Japan
Australia	United Kingdom
Sweden	Hong Kong

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R3	0.38%	0.25%	3.62%
FTSE EPRA Index - net[1]	0.94%	-1.00%	2.23%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,753,977,376
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 13,465,184
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,753,977,376
Number of portfolio holdings (excluding derivatives)	78
Portfolio turnover rate	67%
Net advisory fees paid	$13,465,184

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Sector diversification[4,6]	(%)
Diversified	18.0%
Residential	15.3%
Health Care	12.2%
Retail	11.1%
Data Centers	10.9%
Industrials	10.9%
Self Storage	6.8%
Specialty	4.6%
Hotel	3.3%
Other (includes short-term investments)	6.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	8.3%
Australia	6.3%
United Kingdom	3.4%
Singapore	2.8%
Germany	2.5%
France	2.4%
Hong Kong	2.2%
Canada	1.7%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$84	0.84%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 0.88% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA Index - net,[1] which returned 0.94%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage, and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand. Stock selection in Hong Kong also weighed on performance, in part due to the timing of an allocation to Link REIT, an owner of non-discretionary retail properties.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Japan
Australia	United Kingdom
Sweden	Hong Kong

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z3	0.88%	0.75%	4.12%
FTSE EPRA Index - net[1]	0.94%	-1.00%	2.23%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,753,977,376
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 13,465,184
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,753,977,376
Number of portfolio holdings (excluding derivatives)	78
Portfolio turnover rate	67%
Net advisory fees paid	$13,465,184

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%

Sector diversification[4,6]	(%)
Diversified	18.0%
Residential	15.3%
Health Care	12.2%
Retail	11.1%
Data Centers	10.9%
Industrials	10.9%
Self Storage	6.8%
Specialty	4.6%
Hotel	3.3%
Other (includes short-term investments)	6.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	8.3%
Australia	6.3%
United Kingdom	3.4%
Singapore	2.8%
Germany	2.5%
France	2.4%
Hong Kong	2.2%
Canada	1.7%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	6.3%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.7%
Equinix, Inc.	4.2%
Invitation Homes, Inc.	3.5%
Public Storage	3.2%
Goodman Group	3.1%
Sun Communities, Inc.	2.9%
Crown Castle, Inc.	2.5%